UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long-Short Equity Fund
July 31, 2016 (Unaudited)

Common Stocks - 78.7%	Shares		Value ($)
Automobiles & Components - 2.3%
Aisin Seiki	21,700		1,009,129
Isuzu Motors	65,100		860,684
			1,869,813
Capital Goods - 8.4%
Airtac International Group	121,000		905,899
Assa Abloy, Cl. B	41,747		916,219
China Railway Construction, Cl. H	904,000		1,083,625
Hyundai Heavy Industries	8,667	[a]	971,038
Prysmian	40,529		947,920
United Technologies	9,037	[b]	972,833
Weichai Power, Cl. H	877,000		1,051,261
			6,848,795
Consumer Durables & Apparel - 1.1%
Hanesbrands	33,052	[b]	881,166
Energy - 9.8%
EOG Resources	11,978	[b]	978,603
Galp Energia	65,175		889,694
Gran Tierra Energy	214,373	[a]	594,363
Occidental Petroleum	15,931	[b]	1,190,524
Pioneer Natural Resources	5,867	[b]	953,798
Rosneft, GDR	130,147		629,000
Schlumberger	13,102	[b]	1,054,973
Superior Energy Services	57,283	[b]	914,810
Total	16,978		811,649
			8,017,414
Food & Staples Retailing - 1.2%
Costco Wholesale	5,718	[b]	956,164
Food, Beverage & Tobacco - 7.3%
Archer-Daniels-Midland	24,605	[b]	1,109,193
Coca-Cola	13,920	[b]	607,330
ConAgra Foods	36,826	[b]	1,721,984
Kellogg	12,471	[b]	1,031,476
Molson Coors Brewing, Cl. B	14,385	[b]	1,469,572
			5,939,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 78.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 10.3%
Align Technology	9,896	[a,b]	882,228
Boston Scientific	47,845	[a]	1,161,677
Centene	12,020	[a,b]	848,011
DexCom	8,095	[a,b]	746,602
Koninklijke Philips	38,447		1,026,027
Laboratory Corporation of America Holdings	9,139	[a,b]	1,275,439
Varian Medical Systems	12,858	[a]	1,218,167
Zimmer Biomet Holdings	9,558		1,253,436
			8,411,587
Household & Personal Products - .9%
Estee Lauder, Cl. A	7,654		711,057
Materials - 3.7%
Dow Chemical	19,796	[b]	1,062,451
Owens-Illinois	46,992	[a,b]	882,980
Sherwin-Williams	3,547	[b]	1,063,142
			3,008,573
Media - 2.1%
Charter Communications, Cl. A	3,700	[a,b]	869,019
WPP	37,549		843,809
			1,712,828
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
AbbVie	13,442	[b]	890,264
ARIAD Pharmaceuticals	53,986	[a,b]	513,407
BioMarin Pharmaceutical	6,160	[a,b]	612,427
Bristol-Myers Squibb	12,631	[b]	944,925
Merck & Co.	16,617	[b]	974,753
Merck KGaA	9,429		1,041,096
Neurocrine Biosciences	11,588	[a,b]	582,065
Shire, ADR	4,447		863,252
			6,422,189
Retailing - 6.9%
Amazon.com	1,235	[a,b]	937,130
Home Depot	7,126	[b]	985,098
J.C. Penney	107,794	[a,b]	1,041,290
The TJX Companies	15,088	[b]	1,232,991
Ulta Salon Cosmetics & Fragrance	5,456	[a,b]	1,425,162
			5,621,671
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom	7,399	[b]	1,198,490
Cavium	12,618	[a]	588,882

Common Stocks - 78.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
NXP Semiconductors	9,629	[a,b]	809,703
Skyworks Solutions	12,419	[b]	819,902
			3,416,977
Software & Services - 7.2%
Alphabet, Cl. C	1,584	[a,b]	1,217,763
Facebook, Cl. A	7,244	[a,b]	897,821
Fortinet	19,975	[a,b]	692,933
Oracle	24,488	[b]	1,004,988
salesforce.com	11,674	[a,b]	954,933
Visa, Cl. A	14,656	[b]	1,143,901
			5,912,339
Technology Hardware & Equipment - 2.0%
AAC Technologies Holdings	79,000		737,214
Cisco Systems	30,632	[b]	935,195
			1,672,409
Transportation - 3.5%
Delta Air Lines	26,386	[b]	1,022,457
EcoRodovias Infraestrutura e Logistrica	418,800	[a]	1,060,433
Union Pacific	8,829	[b]	821,538
			2,904,428
Total Common Stocks (cost $57,401,782)			64,306,965
Preferred Stocks - 1.1%	Shares		Value ($)
Energy - 1.1%
Petroleo Brasileiro, ADR
(cost $803,940)	119,546	[a,b]	871,490
Other Investment - 18.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $15,160,445)	15,160,445	[c]	15,160,445
Total Investments (cost $73,366,167)	98.3%		80,338,900
Cash and Receivables (Net)	1.7%		1,365,248
Net Assets	100.0%		81,704,148

ADR—American Depository Receipt
GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]	Held by a broker as collateral for open short positions.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investment	18.5
Energy	10.9
Health Care Equipment & Services	10.3
Capital Goods	8.4
Pharmaceuticals, Biotechnology & Life Sciences	7.8
Food, Beverage & Tobacco	7.3
Software & Services	7.2
Retailing	6.9
Semiconductors & Semiconductor Equipment	4.2
Materials	3.7
Transportation	3.5
Automobiles & Components	2.3
Media	2.1
Technology Hardware & Equipment	2.0
Food & Staples Retailing	1.2
Consumer Durables & Apparel	1.1
Household & Personal Products	.9
98.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Research Long-Short Equity Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	46,056,460	-	-	46,056,460
Equity Securities – Foreign
Common Stocks†	18,250,505	-	-	18,250,505
Equity Securities – Foreign
Preferred Stocks†	871,490	-	-	871,490
Mutual Funds	15,160,445	-	-	15,160,445
Liabilities ($)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks††	(19,763,342)	-	-	(19,763,342)
Equity Securities – Foreign
Common Stocks††	(11,620,420)	-	-	(11,620,420)
Exchange-Traded Funds	(1,042,720)	-	-	(1,042,720)

† See Statement of Investments for additional detailed categorizations.
†† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Research Long-Short Equity Fund
July 31, 2016 (Unaudited)

Common Stocks-39.7%	Shares	Value ($)
Capital Goods-6.1%
CNH Industrial	118,079	842,139
CRRC Corporation, Cl. H	622,000	569,752
Deere & Co.	10,565	821,006
Dongfang Electric	463,600	366,708
Fastenal	16,009	684,385
Rotork	301,566	868,209
Siemens	7,885	856,153
		5,008,352
Consumer Durables & Apparel-.9%
Under Armour, Cl. A	19,473	768,405
		768,405
Energy-5.5%
Aker Solutions	155,153	647,453
Chevron	6,407	656,589
Exxon Mobil	7,293	648,712
HollyFrontier	23,671	601,717
John Wood Group	75,011	654,696
National Oilwell Varco	20,649	667,995
Statoil ASA	39,028	614,262
		4,491,424
Exchange-Traded Funds-1.3%
Powershares QQQ Trust Series 1	4,192	483,044
Technology Select Sector SPDR Fund	12,049	559,676
		1,042,720
Food, Beverage & Tobacco-3.4%
Constellation Brands, Cl. A	4,515	743,304
Flowers Foods	36,571	672,541
General Mills	8,838	635,364
Hormel Foods	19,617	732,695
		2,783,904
Health Care Equipment & Services-3.7%
MEDNAX	10,135	698,403
Owens & Minor	21,054	751,838
Patterson	16,218	800,520
Smith & Nephew	22,285	741,868
		2,992,629
Household & Personal Products-. 9%
Clorox	5,342	700,176

Common Stocks-39.7% (continued)	Shares	Value ($)
Household & Personal Products-. 9% (continued)
		700,176
Materials-2.4%
Eastman Chemical	8,866	578,329
Ecolab	5,595	662,336
International Paper	15,346	703,000
		1,943,665
Pharmaceuticals, Biotechnology & Life Sciences-4.3%
Amgen	6,802	1,170,148
Novo Nordisk	13,050	743,550
Roche Holding	3,275	836,320
United Therapeutics	5,983	724,003
		3,474,021
Retailing-3.6%
Bed Bath & Beyond	19,710	885,965
L Brands	12,204	901,876
Nordstrom	25,803	1,141,267
		2,929,108
Software & Services-3.3%
Alibaba Group Holding, ADR	8,246	680,130
CA	28,127	974,601
SAP	11,516	1,006,383
		2,661,114
Technology Hardware & Equipment-1.7%
Ingenico	6,967	763,569
Juniper Networks	29,291	664,613
		1,428,182
Telecommunication Services-.9%
T-Mobile US	16,693	773,554
		773,554
Transportation-1.7%
China Shipping Container Lines, Cl. H	3,025,000	629,200
Royal Mail	118,646	800,028
		1,429,228
Total Securities Sold Short (proceeds $32,453,601)		32,426,482

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	6.1
Energy	5.5
Pharmaceuticals, Biotechnology & Life Sciences	4.3
Health Care Equipment & Services	3.7
Retailing	3.6
Food, Beverage & Tobacco	3.4
Software & Services	3.3
Materials	2.4
Technology Hardware & Equipment	1.7
Transportation	1.7
Exchange-Traded Funds	1.3
Consumer Durables & Apparel	.9
Household & Personal Products	.9
Telecommunication Services	.9
39.7

† Based on net assets.
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a

NOTES

securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

At July 31, 2016, accumulated net unrealized appreciation on investments was $6,999,852, consisting of $8,971,709 gross unrealized appreciation and $1,971,857 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)